VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Automobiles & Components: 0.1%
Gentex Corp.	1,164	$40,565

Banks: 4.7%
JPMorgan Chase & Co.	15,433	2,443,816

Capital Goods: 7.4%
3M Co.	5,653	1,004,142
Emerson Electric Co.	3,639	338,318
General Dynamics Corp.	1,595	332,510
Honeywell International, Inc.	3,566	743,547
Hubbell, Inc.	334	69,562
L3Harris Technologies, Inc.	1,034	220,490
Lincoln Electric Holdings, Inc.	276	38,494
Lockheed Martin Corp.	2,247	798,606
MSC Industrial Direct Co., Inc.	535	44,972
Northrop Grumman Corp.	778	301,140
		3,891,781
Consumer Services: 4.2%
McDonald’s Corp.	5,003	1,341,154
Starbucks Corp.	5,572	651,757
Yum! Brands, Inc.	1,397	193,988
		2,186,899
Diversified Financials: 3.2%
BlackRock, Inc.	742	679,346
CME Group, Inc.	2,020	461,489
Cohen & Steers, Inc.	145	13,414
Evercore, Inc.	238	32,332
Federated Hermes, Inc.	992	37,279
Franklin Resources, Inc.	2,997	100,370
Janus Henderson Group Plc	1,854	77,757
T Rowe Price Group, Inc.	1,286	252,879
		1,654,866
Energy: 1.2%
Williams Cos, Inc.	24,685	642,797

Food & Staples Retailing: 1.7%
Walmart, Inc.	6,337	916,901

Food, Beverage & Tobacco: 17.0%
Altria Group, Inc.	38,861	1,841,623
Hormel Foods Corp.	1,984	96,839
Keurig Dr Pepper, Inc.	3,265	120,348
Mondelez International, Inc.	9,031	598,845
PepsiCo, Inc.	11,345	1,970,740
Philip Morris International, Inc.	22,404	2,128,380
The Coca-Cola Co.	35,477	2,100,593
		8,857,368
Health Care Equipment & Services: 1.4%
Medtronic Plc	7,343	759,633

Household & Personal Products: 1.0%
Colgate-Palmolive Co.	6,002	512,211

Insurance: 1.9%
Allstate Corp.	2,083	245,065
Chubb Ltd.	2,407	465,297
Travelers Cos, Inc.	1,689	264,210
		974,572
Materials: 1.4%
Air Products and Chemicals, Inc.	1,460	444,220
	Number of Shares	Value
Materials (continued)
International Flavors & Fragrances, Inc.	1,574	$237,123
Valvoline, Inc.	903	33,673
		715,016
Media & Entertainment: 2.2%
Comcast Corp.	22,696	1,142,290

Pharmaceuticals, Biotechnology & Life Sciences: 21.1%
AbbVie, Inc.	21,539	2,916,381
Amgen, Inc.	5,556	1,249,933
Bristol-Myers Squibb Co.	20,503	1,278,362
Gilead Sciences, Inc.	15,063	1,093,725
Johnson & Johnson	14,230	2,434,326
Merck & Co., Inc.	26,744	2,049,660
		11,022,387
Semiconductors & Semiconductor Equipment: 5.4%
Analog Devices, Inc.	2,744	482,313
Qualcomm, Inc.	6,453	1,180,060
Texas Instruments, Inc.	6,205	1,169,456
		2,831,829
Software & Services: 0.2%
Western Union Co.	5,444	97,121

Technology Hardware & Equipment: 4.4%
Cisco Systems, Inc.	32,509	2,060,095
Corning, Inc.	5,800	215,934
		2,276,029

Telecommunication Services: 8.9%
AT&T, Inc.	93,815	2,307,849
Cogent Communications Holdings, Inc.	541	39,590
Verizon Communications, Inc.	44,212	2,297,256
		4,644,695
Transportation: 0.7%
Norfolk Southern Corp.	1,247	371,244

Utilities: 12.1%
Alliant Energy Corp.	2,018	124,046
Ameren Corp.	1,897	168,852
American Electric Power Co., Inc.	5,058	450,010
Atmos Energy Corp.	1,037	108,647
Avangrid, Inc. (USD) †	706	35,215
Consolidated Edison, Inc.	4,281	365,255
Dominion Energy, Inc.	9,116	716,153
DTE Energy Co.	2,118	253,186
Duke Energy Corp.	8,805	923,645
NextEra Energy, Inc.	10,593	988,962
NiSource, Inc.	4,222	116,569
OGE Energy Corp.	2,804	107,618
PPL Corp.	13,030	391,682
Sempra Energy	3,131	414,169
Southern Co.	12,712	871,789

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VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Utilities (continued)
WEC Energy Group, Inc.	2,707	$262,768
		6,298,566
Total Common Stocks
	Number of Shares	Value
Utilities (continued) (Cost: $47,999,071)		$52,280,586

Total Investments: 100.2% (Cost: $47,999,071)		52,280,586
Liabilities in excess of other assets: (0.2)%		(99,672)
NET ASSETS: 100.0%		$52,180,914

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $32,921.

Summary of Investments by Sector	% of Investments	Value
Communication Services	11.1%	$5,786,985
Consumer Discretionary	4.3	2,227,464
Consumer Staples	19.7	10,286,480
Energy	1.2	642,797
Financials	9.8	5,073,254
Health Care	22.5	11,782,020
Industrials	8.1	4,263,025
Information Technology	9.9	5,204,979
Materials	1.4	715,016
Utilities	12.0	6,298,566
	100.0%	$52,280,586
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